Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ 88,026	$ 13,813	¥ 1,542,668	¥ 30,000
Cost of revenues	(46,432)	(7,286)	0	0
Expenses
Research and development expenses	(1,212,958)	(190,340)	(984,689)	(840,415)
Administrative expenses	(899,943)	(141,221)	(402,409)	(654,553)
Income (loss) from operations	(2,071,307)	(325,034)	155,570	(1,464,968)
Interest income	21,333	3,348	24,228	30,570
Interest expense	0	0	(957)	(2,991)
Other income (expenses), net	83,162	13,050	412,892	(20,205)
Equity in loss of an affiliate	(367,883)	(57,729)	(108,587)	0
Fair value change of warrants	0	0	0	5,644
Income (loss) before income tax expense	(2,334,695)	(366,365)	483,146	(1,451,950)
Income tax benefit (expense)	3,154	495	(12,231)	0
Net income (loss) attributable to I-MAB	(2,331,541)	(365,870)	470,915	(1,451,950)
Net income (loss) attributable to ordinary shareholders	(2,331,541)	(365,870)	470,915	(1,485,001)
Net income (loss) attributable to I-MAB	(2,331,541)	(365,870)	470,915	(1,451,950)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(135,717)	(21,297)	(120,920)	10,747
Total comprehensive income (loss) attributable to I-MAB	(2,467,258)	(387,167)	349,995	(1,441,203)
Net income (loss) attributable to ordinary shareholders	¥ (2,331,541)	$ (365,870)	¥ 470,915	¥ (1,485,001)
Weighted-average number of ordinary shares used in calculating net income (loss) per share - basic	174,707,055	174,707,055	134,158,824	7,381,230
Weighted-average number of ordinary shares used in calculating net income (loss) per share - diluted	174,707,055	174,707,055	157,231,652	7,381,230
Net income (loss) per share attributable to ordinary shareholders
—Basic | (per share)	¥ (13.35)	$ (2.09)	¥ 3.51	¥ (201.19)
—Diluted | (per share)	(13.35)	(2.09)	3.00	(201.19)
ADS [Member]
Net income (loss) per share attributable to ordinary shareholders
—Basic | (per share)	(30.71)	(4.82)	8.07	(462.74)
—Diluted | (per share)	¥ (30.71)	$ (4.82)	¥ 6.90	¥ (462.74)
Licensing and Collaboration [Member]
Revenues
Revenues	¥ 40,115	$ 6,295	¥ 1,542,668	¥ 30,000
Supply of Investigational Products [Member]
Revenues
Revenues	¥ 47,911	$ 7,518	¥ 0	¥ 0